Commitments and Contingencies (Details) - USD ($)								1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 17, 2025	Feb. 11, 2025	Jan. 19, 2025	Dec. 19, 2024	Jun. 15, 2023	Aug. 01, 2022	Dec. 22, 2021	Aug. 31, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 11, 2025	May 08, 2025	Dec. 31, 2022	Nov. 07, 2022
Commitments and Contingencies (Details) [Line Items]
Rent payable						$ 25,000		$ 25,000
Variable lease costs													$ 100,000
Lease expense													100,000
Rent payable											$ 25,000
Short-term leases									$ 100,000
Variable lease costs										$ 100,000	200,000	$ 100,000
Lease expense									$ 75,000		150,000
Gross proceeds											$ 50,000,000		50,000,000
Convertible note offering percentage				9.00%
Other exepnses													$ 120,000	$ 202,000
Common stock, par value (in Dollars per share)									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Aggregate shares issued (in Shares)									5,604,651		5,604,651		5,604,651	5,604,651
Aggregate share value
Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Cash													15,000,000
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate shares issued (in Shares)															477,284
Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount									19,533,000	$ 17,348,000	19,533,000	17,348,000	18,419,000	16,316,000			$ 13,981,000
Convertible Notes [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Trust account balance (in Dollars per share)															$ 10
Short-Term Leases [Member]
Commitments and Contingencies (Details) [Line Items]
Variable lease costs											$ 300,000	$ 200,000
Short-Term Debt [Member]
Commitments and Contingencies (Details) [Line Items]
Lease expense													$ 300,000	$ 300,000
NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Number of days for underwriter options											30 days		30 days
Underwriting discount amount									$ 3,450,000		$ 3,450,000		$ 3,450,000
Initial public offering gross proceed percentage									3.68%		3.68%		3.68%
Business combination percentage rate																		3.68%
Cash percentage																		27.50%
Equity percentage																		72.50%
Payable in cash			$ 2,000,000
Asset in held in trust									$ 29,171		$ 29,171					$ 1,250,000
Trust account balance (in Dollars per share)		$ 10														$ 1.25
Warrants term									5 years		5 years		5 years
Lockup period											180 days		180 days
Convertible note offering percentage				9.00%
Payment for fees	$ 418,000				$ 250,000
Other exepnses	50,000
Percentage of net proceeds					5.00%
Initial closing amount		$ 9,000,000
Weighted average price per share percentage		95.00%
Number of trading days		10 years
Common stock, par value (in Dollars per share)									$ 0.0001		$ 0.0001		$ 0.0001
Aggregate shares issued (in Shares)									5,193,750		5,193,750		5,193,750	5,193,750
Legal services											$ 90,000
Cash									$ 1,300,000		1,300,000
NorthView Acquisition Corp [Member] | Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Exercise price per share (in Dollars per share)							$ 11.5
NorthView Acquisition Corp [Member] | Cash Fee [Member]
Commitments and Contingencies (Details) [Line Items]
Payment for fees	550,000
NorthView Acquisition Corp [Member] | Arrangement Fee [Member]
Commitments and Contingencies (Details) [Line Items]
Payment for fees					$ 250,000
NorthView Acquisition Corp [Member] | Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Payment of post combination					500,000						$ 500,000
Closing of business combination					$ 500,000
Common stock price (in Dollars per share)					$ 2
NorthView Acquisition Corp [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Payable in cash			2,000,000
NorthView Acquisition Corp [Member] | Business Combination [Member] | Advisory Fee [Member]
Commitments and Contingencies (Details) [Line Items]
Payment for fees					$ 750,000
NorthView Acquisition Corp [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
units issued (in Shares)							18,975,000		2,475,000		2,475,000		2,475,000
Cash underwriting discount											1.82%		1.82%
Gross proceeds							$ 189,750,000
Common stock price (in Dollars per share)							$ 10.1
Common stock, par value (in Dollars per share)							$ 0.0001
NorthView Acquisition Corp [Member] | IPO [Member] | Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Warrant issued (in Shares)									17,404,250		17,404,250		17,404,250
NorthView Acquisition Corp [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
units issued (in Shares)							2,475,000
Warrant issued (in Shares)									74,250		74,250		74,250
Aggregate exercise price											$ 6,546,375		$ 6,546,375
Common stock price (in Dollars per share)							$ 10
NorthView Acquisition Corp [Member] | Over-Allotment Option [Member] | Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Warrant issued (in Shares)									569,250		569,250		569,250
Exercise price per share (in Dollars per share)									$ 11.5		$ 11.5		$ 11.5
NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount		$ 22,222,222
Purchase price		$ 20,000,000
Original issue discount		10.00%
NorthView Acquisition Corp [Member] | Convertible Notes [Member] | Securities Purchase Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount									$ 12,222,222		$ 12,222,222
Purchase price											$ 11,000,000
Original issue discount											10.00%
NorthView Acquisition Corp [Member] | Initial Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount		$ 10,000,000
NorthView Acquisition Corp [Member] | Initial Notes [Member] | Securities Purchase Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Original issue discount		10.00%
NorthView Acquisition Corp [Member] | Second Purchase [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount									$ 2,222,222		$ 2,222,222
Purchase price											$ 2,000,000
Original issue discount											10.00%
I-Bankers and Dawson James [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds											$ 6,986,250		$ 6,986,250
Representative shares issued (in Shares)							37,500
Warrant issued (in Shares)									569,250		569,250		569,250
I-Bankers and Dawson James [Member] | NorthView Acquisition Corp [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Representative shares issued (in Shares)							450,000
I-Bankers [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds			900,000
Dawson James [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds			$ 600,000
Private Placement [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred fees paid	$ 968,000
Investor [Member] | NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount									$ 4,444,444		$ 4,444,444
Purchase price											$ 4,000,000
Original issue discount											10.00%
Common Stock [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Closing of business combination					$ 500,000
New Profusa Common Stock [Member] | Convertible Notes [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Trust account balance (in Dollars per share)															$ 7
New Profusa Common Stock [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Number of trading days											5 days
Common stock, par value (in Dollars per share)									$ 0.0001		$ 0.0001
Aggregate shares issued (in Shares)									15,000,000		15,000,000
Aggregate share value									$ 35,000,000		$ 35,000,000
Trading price per share (in Dollars per share)											$ 4
New Profusa Common Stock [Member] | NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount									$ 5,555,555		$ 5,555,555
Purchase price											$ 5,000,000
Original issue discount											10.00%
New Profusa Common Stock [Member] | NorthView Acquisition Corp [Member] | Second Purchase [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase price											$ 2,000,000